UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Aspiration Funds
(Exact name of registrant as specified in charter)

4640 Admiralty Way
Marina Del Rey, CA 90292
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

With a copy to:
Mark Perlow
Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

Aspiration Flagship Fund

Schedule of Investments
(Unaudited)

As of June 30, 2019
	Shares	Value (Note 1)

COMMON STOCKS - 2.08%

Industrials - 1.55%
* Trex Co., Inc.	3,176	$227,719
		227,719
Materials - 0.53%
* Livent Corp.	11,179	77,359
		77,359

Total Common Stocks (Cost $325,929)		305,078

EXCHANGE-TRADED PRODUCTS - 39.65%

Event Driven - 11.00%
IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	28,088	854,437
* IQ Merger Arbitrage ETF	24,163	762,343
		1,616,780
Global Macro - 15.33%
First Trust Senior Loan ETF	12,109	570,576
Reality Shares DIVS ETF	39,797	1,049,049
VanEck Vectors Investment Grade Floating Rate ETF	25,165	634,032
		2,253,657
Long/Short Equity - 6.30%
AGFiQ US Market Neutral Anti-Beta Fund	11,906	261,039
WisdomTree Dynamic Long/Short U.S. Equity Fund	24,001	664,348
		925,387
Options Strategy - 4.35%
Global X S&P 500 Covered Call ETF	7,316	357,803
Invesco S&P 500 BuyWrite ETF	12,951	280,907
		638,710
Unconstrained Bond - 2.67%
iShares TIPS Bond ETF	1,029	118,839
Schwab US TIPS ETF	4,845	272,822
		391,661

Total Exchange-Traded Products (Cost $5,851,354)		5,826,195

OPEN-END FUNDS - 52.96%

Event Driven - 3.54%
Gabelli Enterprise Mergers and Acquisitions Fund	21,957	337,036
The Merger Fund	10,931	182,765
		519,801
Global Macro - 19.38%
FPA New Income, Inc.	6,346	63,332
Goldman Sachs Absolute Return Tracker Fund	61,641	602,230
Guggenheim Macro Opportunities Fund	16,839	436,801
Invesco Oppenheimer Fundamental Alternatives Fund	20,295	559,141
Litman Gregory Masters Alternative Strategies Fund	90,753	1,051,823
PIMCO Dynamic Bond Fund	12,427	134,835
		2,848,162
		(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2019
	Shares	Value (Note 1)

OPEN-END FUNDS - CONTINUED

Long/Short Equity - 6.44%
Boston Partners Global Long/Short Fund	31,292	$337,639
Hancock Horizon Quantitative Long/Short Fund	34,058	608,622
		946,261
Managed Futures - 11.01%
* 361 Managed Futures Fund	52,615	591,923
Equinox Chesapeake Strategy Fund	20,104	220,345
* Equinox MutualHedge Futures Strategy Fund	24,661	221,701
Goldman Sachs Managed Futures Strategy Fund	54,119	584,490
		1,618,459
Options Strategy - 8.51%
AllianzGI Structured Return Fund	24,704	396,253
Gateway Fund	13,806	459,333
Glenmede Secured Options Portfolio	31,762	395,123
		1,250,709
Unconstrained Bond - 4.08%
Barings Active Short Duration Bond Fund	20,309	201,834
BlackRock Strategic Income Opportunities Portfolio	40,083	397,221
		599,055

Total Open-End Funds (Cost $7,725,724)		7,782,447

LIMITED PARTNERSHIP - 2.89%
Enviva Partners LP	13,543	425,521

Total Limited Partnership (Cost $344,129)		425,521

Total Value of Investments (Cost $14,247,136) (a) - 97.58%		$14,339,241

Other Assets Less Liabilities - 2.42%		356,332

Net Assets - 100%		$14,695,573

* Non-income producing investment

		(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2019

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Common Stocks:
	Industrials	1.55%	$ 227,719
	Materials	0.53%	77,359
	Exchange-Traded Products:
	Event Driven	11.00%	1,616,780
	Global Macro	15.33%	2,253,657
	Long/Short Equity	6.30%	925,387
	Options Strategy	4.35%	638,710
	Unconstrained Bond	2.66%	391,661
	Open-End Funds:
	Event Driven	3.54%	519,801
	Global Macro	19.39%	2,848,162
	Long/Short Equity	6.44%	946,261
	Managed Futures	11.01%	1,618,459
	Options Strategy	8.51%	1,250,709
	Unconstrained Bond	4.08%	599,055
	Limited Partnership	2.89%	425,521
	Other Assets Less Liabilities	2.42%	356,332
	Total Net Assets	100.00%	$14,695,573

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$345,984
Aggregate gross unrealized depreciation				(253,879)

	Net unrealized appreciation			$92,105

				(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2019

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$305,078	$305,078	$-	$-
Exchange-Traded Products	5,826,195	5,826,195	-	-
Open-End Funds	7,782,447	7,782,447	-	-
Limited Partnership	425,521	425,521	-	-
Total Assets	$14,339,241	$14,339,241	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aspiration Funds

/s/ Andrei Cherny
August 26, 2019	Andrei Cherny President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrei Cherny
August 26, 2019	Andrei Cherny President and Principal Executive Officer

/s/ Ashley E. Harris
August 26, 2019	Ashley E. Harris Treasurer and Principal Financial Officer